UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

443 North Willson Ave.

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 855-3434

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Granahan Small Cap Advantage Fund

Semi-Annual Report

March 31, 2022

(Unaudited)

Risk Disclosure
As of March 31, 2022 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), DFC Preferred Advisors LLC’s (“DFC”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, DFC’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in each Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at www.destracapital.com.

Overview of Fund Expenses
As of March 31, 2022 (unaudited)

As a shareholder of the Destra Investment Trust, you incur management fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Destra Flaherty & Crumrine Preferred and Income Fund	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratio(1)	Expenses Paid During Period 10/1/21 – 3/31/22(1)
Class I
Actual	$1,000.00	$949.00	1.16%	$5.64
Hypothetical (5% return before expenses)	1,000.00	1,019.21	1.16%	5.84
Class A
Actual	1,000.00	947.50	1.41%	6.85
Hypothetical (5% return before expenses)	1,000.00	1,017.96	1.41%	7.10
Class C
Actual	1,000.00	944.20	2.16%	10.48
Hypothetical (5% return before expenses)	1,000.00	1,014.20	2.16%	10.85
Destra Granahan Small Cap Advantage Fund	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratio(2)	Expenses Paid During Period 10/1/21 – 3/31/22(2)
Class I
Actual	$1,000.00	$751.40	1.50%	$6.55
Hypothetical (5% return before expenses)	1,000.00	1,017.52	1.50%	7.54
Class A
Actual	1,000.00	750.40	1.75%	7.64
Hypothetical (5% return before expenses)	1,000.00	1,016.27	1.75%	8.80

(1)   Expenses are equal to the Destra Flaherty & Crumrine Preferred and Income Fund’s annualized expense ratios for the period October 1, 2021 through March 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2)   Expenses are equal to the Destra Granahan Small Cap Advantage Fund’s annualized expense ratio for the period Octoberl 1, 2021 through March 31, 2022, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 76.7%
	BANKS – 35.6%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$569,250
	Bank of America Corp.
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA(2)	Baa3	521,875
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X(2)	Baa3	2,072,400
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD(2)	Baa3	265,625
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(2)	Baa3	4,739,937
11,950	Bank of Hawaii Corp., 4.375%, Series A(2)	Baa2	273,416
28,600	Cadence Bank, 5.500%, Series A(2)	Ba1	729,300
	Capital One Financial Corp.
1,030,000	3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	957,900
289,245	5.000%, Series I(2)	Baa3	6,672,882
	Citigroup, Inc.
550,000	3.875% to 02/18/26 then USD 5 Year Tsy + 3.417%, Series X(2)	Ba1	520,781
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	289,500
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,479,516
1,125,000	4.700% to 01/30/25 then SOFR + 3.234%, Series V(2)	Ba1	1,078,594
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P(2)	Ba1	4,653,708
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T(2)	Ba1	1,779,390
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K(2)	Ba1	2,851,044
16,400	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J(2)	Ba1	432,468
150,000	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(2)	BB+(3)	3,919,500
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(2)	BBB+(3)	1,296,900
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F(1)(2)	BBB+(3)	849,492
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(2)	BBB+(3)	521,250
1,050,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Baa2	1,092,000
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	245,000
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	1,016,892
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	BB-(5)	860,760
45,761	Fifth Third Bancorp, 6.000%, Series A(2)	Baa3	1,165,075
20,800	First Citizens BancShares, Inc., 5.375%, Series A(2)	Ba1	531,856
21,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	575,119
20,000	First Republic Bank, 4.000%, Series M(2)	Baa3	400,200
10,100	Fulton Financial Corp., 5.125%, Series A(2)	Baa3	225,432
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,505,840
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	881,062
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,506,250
600,000	5.500% to 08/10/24 then USD 5 Year Tsy + 3.623%, Series Q(2)	Ba1	614,430
80,280	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K(2)	Ba1	2,133,842
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	352,338
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,098,825
	JPMorgan Chase & Co.
3,050,000	3.534%, 3-Month USD Libor + 3.320%, Series V(2)(6)	Baa2	3,050,000
2,150,000	3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	2,015,625
28,200	4.200%, Series MM(2)	Baa2	594,456

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(2)	Baa3	$3,702,600
25,277	5.625%, Series G(2)	Baa3	635,717
27,817	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(2)	Baa3	770,809
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa2	585,800
700,000	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(2)	Baa2	711,813
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	NR(4)	467,896
	Morgan Stanley
590,000	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series N(2)	Baa3	579,675
171,717	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(2)	Baa3	4,490,400
24,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I(2)	Baa3	642,970
164,500	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F(2)	Baa3	4,393,795
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	4,437,040
106,311	People’s United Financial, Inc., 5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A(2)	Ba1	2,770,465
1,575,000	PNC Financial Services Group, Inc., 3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	1,423,406
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(2)	Baa3	2,359,335
725,000	5.750% to 09/15/25 then USD 5 Year Tsy + 5.426%, Series D(2)	Baa3	756,719
66,700	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B(2)	Baa3	1,750,875
56,000	Signature Bank, 5.000%, Series A(2)	Ba1	1,271,200
	SVB Financial Group
725,000	4.000% to 05/15/26 then USD 5 Year Tsy + 3.202%, Series C(2)	Baa2	671,531
350,000	4.100% to 02/15/31 then USD 10 Year Tsy + 3.064%, Series B(2)	Baa2	299,250
550,000	4.250% to 11/15/26 then USD 5 Year Tsy + 3.074%, Series D(2)	Baa2	509,781
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	1,120,560
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,351,556
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	801,075
15,000	TriState Capital Holdings, Inc., 6.375% to 07/01/26 then 3-Month USD Libor + 4.088%, Series B(2)	NR(4)	383,250
	Truist Financial Corp.
9,241	4.750%, Series R(2)	Baa2	211,526
1,098,000	4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	1,081,530
1,050,000	4.950% to 12/01/25 then USD 5 Year Tsy + 4.605%, Series P(2)	Baa2	1,077,825
	Valley National Bancorp
2,022	5.500% to 09/30/22 then 3-Month USD Libor + 3.578%, Series B(2)	BB(3)	50,449
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB(3)	807,784
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Baa3	440,510
20,402	Webster Financial Corp., 6.500%, Series G(2)	Baa3	517,395
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	789,669
46,000	4.250%, Series DD(2)	Baa2	951,740
36,000	4.700%, Series AA(2)	Baa2	793,800
1,557,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(2)	Baa2	1,630,646
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R(2)	Baa2	536,600
267	7.500%, Series L(2)(7)	Baa2	353,775

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	$1,168,992
22,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba1	556,699
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(5)	1,239,920
43,000	Zions Bancorp NA, 5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(2)	BB+(3)	42,448
			108,478,556
	FINANCIAL SERVICES – 2.8%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(1)	Ba1	441,531
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba2	1,485,456
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,146,044
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	730,000
700,000	American Express Co., 3.550% to 09/15/26 then USD 5 Year Tsy + 2.854%, Series D(2)	Baa2	637,175
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB(3)	291,852
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba2	834,544
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba2	762,301
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba2	557,894
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba2	612,000
	Stifel Financial Corp.
20,000	4.500%, Series D(2)	BB-(3)	415,600
21,000	6.250%, Series B(2)	BB-(3)	543,900
			8,458,297
	INSURANCE – 16.4%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,588,380
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	2,350,600
1,515,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa3	2,059,256
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	630,750
18,630	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(2)	Ba1	483,076
18,003	Assurant, Inc., 5.250%, 01/15/61	Ba1	418,030
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	BBB(3)	547,596
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	BBB(3)	2,328,480
29,000	6.375% to 09/30/25 then USD 5 Year Tsy + 5.970%, Series C(2)	BBB(3)	769,370
152,249	Axis Capital Holdings, Ltd., 5.500%, Series E(2)	Baa3	3,791,000
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	720,300
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	333,000
100,435	Delphi Financial Group, Inc., 3.696%, 3-Month USD Libor + 3.190%, 05/15/37(6)	BBB(3)	2,259,787
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BB+(3)	639,850
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(3)	816,750
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BB+(3)	1,193,112
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Ba1	123,125
196,000	Everest Reinsurance Holdings, Inc., 2.891%, 3-Month USD Libor + 2.385%, 05/15/37(6)	Baa2	181,300
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,298,075

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	$914,375
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	784,279
7,103,000	7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(1)	Baa3	9,221,470
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(1)	Baa2	2,087,139
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	2,825,967
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	5,298,750
100,476	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	2,753,042
29,100	RenaissanceRe Holdings, Ltd., 4.200%, Series G(2)	Baa2	614,592
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,166,625
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,088,344
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	592,250
			49,878,670
	UTILITIES – 11.6%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,399,838
40,645	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	1,065,305
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	990,694
646,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3-Month USD Libor + 3.270%, Series A(2)	Ba1	636,714
109,000	CMS Energy Corp., 5.875%, 03/01/79	Baa3	2,801,300
3,576,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	4,007,269
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	704,744
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba2	1,670,275
700,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba2	677,075
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,963,837
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	143,925
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(2)	Ba1	280,725
21,587	SCE Trust II, 5.100%, Series G(2)	Ba1	484,628
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(2)	Ba1	3,042,033
192,087	SCE Trust VI, 5.000%, Series L(2)	Ba1	4,248,964
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,354,064
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,309,750
1,140,000	Southern California Edison Co., 4.516%, 3-Month USD Libor + 4.199%, Series E(2)(6)	Ba1	1,134,300
	Southern Co.
825,000	3.750% to 09/15/26 then USD 5 Year Tsy + 2.915%, 09/15/51, Series 2021-A	Baa3	762,754
222,388	4.950%, 01/30/80, Series 2020A	Baa3	5,366,222
4,866	Spire, Inc., 5.900%, Series A(2)	Ba1	125,786
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	170,678
			35,340,880

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	ENERGY – 5.8%
	DCP Midstream LP
1,300,000	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A(2)	Ba3	$1,251,250
3,900	7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(2)	Ba3	93,561
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	352,750
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,284,817
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,362,728
180,186	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(2)	Ba2	4,297,436
160,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(2)	Ba2	3,967,443
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(2)	Ba2	39,488
1,765,000	MPLX LP, 6.875% to 02/15/23 then 3-Month USD Libor + 4.652%, Series B(2)	BB+(3)	1,738,525
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then SOFR + 4.416%, 09/15/79	Baa3	2,068,614
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 16-A	Baa3	1,366,875
			17,823,487
	COMMUNICATIONS – 1.4%
33,000	AT&T, Inc., 4.750%, Series C(2)	Ba1	722,040
940,000	British Telecommunications PLC, 4.875% to 11/23/31 then USD 5 Year Tsy + 3.493%, 11/23/81(1)	Ba1	895,214
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Baa3	1,737,621
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	773,462
			4,128,337
	MISCELLANEOUS – 1.4%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB(3)	350,995
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	744,083
3,115,000	8.000%, Series A(1)(2)	BB(3)	3,323,596
			4,418,674
	REITS – 1.7%
	Arbor Realty Trust, Inc.
55,000	6.250% to 10/12/26 then SOFR + 5.440%, Series F(2)	NR(4)	1,357,950
24,049	6.375%, Series D(2)	NR(4)	541,103
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	2,132,414
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFR + 6.130%, Series F(2)	NR(4)	598,260
25,817	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	577,784
			5,207,511
	TOTAL PREFERRED SECURITIES (Cost $233,292,556)		233,734,412

	CONTINGENT CAPITAL SECURITIES – 19.9%
	BANKS – 18.5%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	4,523,934
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,531,750
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	805,000

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	$693,000
360,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	353,671
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	644,227
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	9,614,800
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba2	353,300
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba2	1,298,575
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba2	741,300
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	591,906
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	383,031
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	3,234,585
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	409,469
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	557,575
	Credit Suisse Group AG
500,000	5.100% to 01/24/30 then USD 5 Year Tsy + 3.293%(1)(2)	Ba2	461,250
1,000,000	5.250% to 08/11/27 then USD 5 Year Tsy + 4.889%(1)(2)	Ba2	927,500
1,100,000	6.375% to 08/21/26 then USD 5 Year Tsy + 4.828%(1)(2)	Ba2	1,088,527
2,750,000	7.250% to 09/12/25 then USD 5 Year Swap + 4.332%(1)(2)	Ba2	2,781,350
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,348,125
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	331,500
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	867,000
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,231,250
4,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	5,048,853
1,900,000	Lloyds Banking Group PLC, 7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	2,022,582
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1)(2)	Ba1	1,525,923
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Ba1	308,875
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	841,500
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	840,375
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	253,125
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1)(2)	Ba2	810,581
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	362,250
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301%(1)(2)	Ba1	4,200,000
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723%(1)(2)	Ba1	259,498
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	543,000
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	773,760
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1)(2)	Baa3	1,670,408
			56,233,355
See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba3	$392,000

	INSURANCE – 1.3%
	QBE Insurance Group, Ltd.
600,000	5.875% to 05/12/25 then USD 5 Year Tsy + 5.513%(1)(2)	Baa2	615,750
3,150,000	7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)	Baa1	3,323,250
			3,939,000
	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $62,184,130)		60,564,355

	CORPORATE DEBT SECURITIES – 0.7%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	562,336

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Ba2	304,106
36,585	6.750%, 06/15/57	Ba2	912,796
			1,216,902
	INSURANCE – 0.1%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26(1)	NR(4)	439,739

	TOTAL CORPORATE DEBT SECURITIES (Cost $2,242,952)		2,218,977

	SHORT-TERM INVESTMENTS – 2.3%
	MONEY MARKET FUND – 2.3%
7,125,596	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.140%(8)		7,125,596

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,125,596)		7,125,596
	TOTAL INVESTMENTS – 99.6% (Cost $304,845,234)		303,643,340
	Other Assets In Excess Of Liabilities – 0.4%		1,345,272
	TOTAL NET ASSETS – 100.0%		$304,988,612

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At March 31, 2022 the total value of these securities is $68,692,280 representing 22.5% of net assets.

(2)   Security is perpetual in nature with no stated maturity date.

(3)   Standard & Poor’s Rating.

(4)   Security is unrated by Moody’s, S&P and Fitch.

(5)   Fitch’s Rating.

(6)   The interest rate shown reflects the rate in effect as of March 31, 2022.

(7)   Convertible security.

(8)   The rate is the annualized seven-day yield as of March 31, 2022.

Libor – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Summary by Country	Value	% of Net Assets
Australia	$9,988,857	3.3%
Bermuda	10,357,976	3.4
Canada	10,502,037	3.4
France	7,330,241	2.4
Germany	392,000	0.1
Mexico	2,282,804	0.8
Netherlands	8,765,558	2.9
Spain	12,951,550	4.3
Switzerland	8,245,795	2.7
United Kingdom	13,761,680	4.5
United States	219,064,842	71.8
Total Investments	303,643,340	99.6
Other Assets in Excess of Liabilities	1,345,272	0.4
Net Assets	$304,988,612	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2022. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$61,804,767	$46,673,789	$—	$108,478,556
Financial Services	1,251,352	7,206,945	—	8,458,297
Insurance	16,804,898	33,073,772	—	49,878,670
Utilities	17,134,239	18,206,641	—	35,340,880
Energy	8,397,928	9,425,559	—	17,823,487
Communications	722,040	3,406,297	—	4,128,337
Miscellaneous	—	4,418,674	—	4,418,674
REITS	5,207,511	—	—	5,207,511
Contingent Capital Securities(1)		60,564,355		60,564,355
Corporate Debt Securities
Banks	—	562,336	—	562,336
Communications	1,216,902	—	—	1,216,902
Insurance	—	439,739	—	439,739
Short-Term Investments
Money Market Fund	7,125,596	—	—	7,125,596
Total Investments in Securities	$119,665,233	$183,978,107	$—	$303,643,340

(1)   All sub-categories represent Level 2 evaluation status

During the six months ended March 31, 2021 there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of March 31, 2022 (unaudited)
Shares		Value
	COMMON STOCKS – 97.0%
	COMMUNICATIONS – 8.8%
	INTERNET – 8.8%
9,666	Bumble, Inc., Class A(1)	$280,121
4,852	Etsy, Inc.(1)	603,006
5,454	EverQuote, Inc., Class A(1)	88,246
13,549	Liquidity Services, Inc.(1)	231,959
28,412	Magnite, Inc.(1)	375,322
4,717	Overstock.com, Inc.(1)	207,572
4,590	Revolve Group, Inc.(1)	246,437
		2,032,663
	CONSUMER, CYCLICAL – 5.8%
	ENTERTAINMENT – 0.6%
28,645	Genius Sports, Ltd.(1)	131,767
	LEISURE TIME – 2.8%
11,308	Callaway Golf Co.(1)	264,833
16,650	Life Time Group Holdings, Inc.(1)	242,091
12,529	OneSpaWorld Holdings, Ltd.(1)	127,796
		634,720
	RETAIL – 2.4%
7,539	First Watch Restaurant Group, Inc.(1)	98,384
5,318	Lovesac Co.(1)	287,491
3,505	Rush Enterprises, Inc., Class A	178,440
		564,315
	TOTAL CONSUMER, CYCLICAL	1,330,802
	CONSUMER, NON-CYCLICAL – 31.0%
	BIOTECHNOLOGY – 11.8%
2,558	Apellis Pharmaceuticals, Inc.(1)	129,972
2,505	Arcus Biosciences, Inc.(1)	79,058
1,755	Beam Therapeutics, Inc.(1)	100,561
14,251	BioCryst Pharmaceuticals, Inc.(1)	231,721
2,196	Blueprint Medicines Corp.(1)	140,280
6,861	Caribou Biosciences, Inc.(1)	62,984
1,599	CRISPR Therapeutics AG(1)	100,369
2,799	Fate Therapeutics, Inc.(1)	108,517
17,289	Harvard Bioscience, Inc.(1)	107,365
20,990	ImmunoGen, Inc.(1)	99,912
7,026	Insmed, Inc.(1)	165,111
7,139	Kiniksa Pharmaceuticals Ltd. – Class A(1)	70,962
5,079	NeoGenomics, Inc.(1)	61,710
9,697	Olink Holding AB, ADR(1)	171,249
17,371	Organogenesis Holdings, Inc.(1)	132,367
7,353	Pliant Therapeutics, Inc.(1)	51,545
2,716	Prothena Corp. PLC(1)	99,324
7,851	Veracyte, Inc.(1)	216,452
9,757	Vericel Corp.(1)	372,913
4,420	Xencor, Inc.(1)	117,926
3,095	Xenon Pharmaceuticals, Inc.(1)	94,614
		2,714,912
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES – 9.0%
27,188	Alta Equipment Group, Inc.(1)	$336,044
2,231	Bright Horizons Family Solutions, Inc.(1)	296,031
6,933	Chegg, Inc.(1)	251,529
12,560	CoStar Group, Inc.(1)	836,622
3,805	HealthEquity, Inc.(1)	256,609
3,450	ShotSpotter, Inc.(1)	95,634
		2,072,469
	COSMETICS/PERSONAL CARE – 0.9%
12,052	Beauty Health Co.(1)	203,438
	HEALTHCARE-PRODUCTS – 8.0%
4,310	AtriCure, Inc.(1)	283,038
10,132	BioLife Solutions, Inc.(1)	230,300
7,626	Castle Biosciences, Inc.(1)	342,102
1,394	CONMED Corp.	207,079
5,186	OrthoPediatrics Corp.(1)	279,992
9,199	Quanterix Corp.(1)	268,519
10,353	SI-BONE, Inc.(1)	233,978
		1,845,008
	PHARMACEUTICALS – 1.3%
13,768	Aerie Pharmaceuticals, Inc.(1)	125,289
1,239	Enanta Pharmaceuticals, Inc.(1)	88,192
1,151	Intellia Therapeutics, Inc.(1)	83,643
		297,124
	TOTAL CONSUMER, NON-CYCLICAL	7,132,951
	ENERGY – 2.1%
	ENERGY-ALTERNATE SOURCES – 2.1%
2,363	Enphase Energy, Inc.(1)	476,806
	FINANCIAL – 3.6%
	BANKS – 0.8%
1,311	Silvergate Capital Corp. – Class A(1)	197,397
	INSURANCE – 0.6%
5,657	James River Group Holdings Ltd.	139,954
	PRIVATE EQUITY – 0.7%
5,461	Victory Capital Holdings, Inc., Class A	157,659
	REITS – 1.5%
1,654	Innovative Industrial Properties, Inc.	339,732
	TOTAL FINANCIAL	834,742
	INDUSTRIAL – 18.3%
	AEROSPACE/DEFENSE – 0.1%
4,862	Archer Aviation, Inc., Class A(1)	23,386
	COMPUTERS – 3.7%
10,403	Kornit Digital, Ltd.(1)	860,224

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIAL (continued)
	ELECTRONICS – 3.1%
13,625	Enovix Corp.(1)	$194,429
891	Mesa Laboratories, Inc.	227,098
3,339	OSI Systems, Inc.(1)	284,216
		705,743
	ENGINEERING & CONSTRUCTION – 0.8%
9,082	908 Devices, Inc.(1)	172,649
	ENVIRONMENTAL CONTROL – 1.2%
3,241	Casella Waste Systems, Inc. – Class A(1)	284,074
	HAND/MACHINE TOOLS – 0.6%
8,525	Luxfer Holdings PLC	143,220
	MACHINERY-DIVERSIFIED – 2.8%
1,627	Chart Industries, Inc.(1)	279,470
8,826	Columbus McKinnon Corp.	374,222
		653,692
	METAL FABRICATE/HARDWARE – 1.3%
1,847	Lawson Products, Inc.(1)	71,183
1,129	RBC Bearings, Inc.(1)	218,891
		290,074
	MISCELLANEOUS MANUFACTURING – 4.7%
5,823	Axon Enterprise, Inc.(1)	802,002
3,210	Materion Corp.	275,225
		1,077,227
	TOTAL INDUSTRIAL	4,210,289
	TECHNOLOGY – 27.4%
	COMPUTERS – 1.8%
357	Globant SA(1)	93,559
12,784	Stratasys Ltd.(1)	324,586
		418,145
	SEMICONDUCTORS – 4.3%
8,268	Azenta, Inc.	685,252
3,257	Power Integrations, Inc.	301,858
		987,110
	SOFTWARE – 21.3%
1,636	Coupa Software, Inc.(1)	166,267
9,786	Datto Holding Corp.(1)	261,482
10,822	Definitive Healthcare Corp.(1)	266,762
5,250	Digital Turbine, Inc.(1)	230,003
4,258	Domo, Inc.(1)	215,327
8,810	Evolent Health, Inc., Class A(1)	284,563
7,981	Health Catalyst, Inc.(1)	208,544
12,170	LivePerson, Inc.(1)	297,191
2,396	Paycom Software, Inc.(1)	829,927
32,137	Porch Group, Inc.(1)	223,191
Shares		Value
	COMMON STOCKS (continued)
	TECHNOLOGY (continued)
	SOFTWARE (continued)
8,867	PROS Holdings, Inc.(1)	$295,360
1,161	Sprout Social, Inc.(1)	93,019
5,962	SPS Commerce, Inc.(1)	782,214
2,318	Workiva, Inc.(1)	273,524
37,432	Zeta Global Holdings Corp., Class A(1)	477,258
		4,904,632
	TOTAL TECHNOLOGY	6,309,887
	TOTAL COMMON STOCKS (Cost $23,769,706)	22,328,140
	RIGHTS – 0.1%
	PHARMACEUTICALS – 0.1%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	15,826
	TOTAL RIGHTS (Cost $15,826)	15,826
	WARRANTS – 0.0%
	HOLDING COMPANIES-DIVERSIFIED – 0.0%
1,774	Executive Network Partnering Corp., Exercise Price $11.50, Expiration Date 9/25/2028(1)	556
	TOTAL WARRANTS (Cost $0)	556
	SHORT-TERM INVESTMENTS – 3.7%
	MONEY MARKET FUND – 3.7%
842,021	Fidelity Investments Money Market Treasury Portfolio – Class I, 0.140%(4)	842,021
	TOTAL SHORT-TERM INVESTMENTS (Cost $842,021)	842,021
	TOTAL INVESTMENTS – 100.8% (Cost $24,627,553)	23,186,543
	Liabilities in Excess of Other Assets – (0.8)%	(178,428)
	TOTAL NET ASSETS – 100.0%	$23,008,115

(1)   Non-income producing security.

(2)   Fair valued using significant unobservable inputs.

(3)   Illiquid and restricted investments as to resale.

(4)   The rate is the annualized seven-day yield as of March 31, 2022.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)
Summary by Industry Group	Value	% of Net Assets
Common Stocks
Aerospace/Defense	$23,386	0.1%
Banks	197,397	0.8
Biotechnology	2,714,912	11.8
Commercial Services	2,072,469	9.0
Computers	1,278,369	5.5
Cosmetics/Personal Care	203,438	0.9
Electronics	705,743	3.1
Energy-Alternate Sources	476,806	2.1
Engineering & Construction	172,649	0.8
Entertainment	131,767	0.6
Environmental Control	284,074	1.2
Hand/Machine Tools	143,220	0.6
Healthcare-Products	1,845,008	8.0
Insurance	139,954	0.6
Internet	2,032,663	8.8
Leisure Time	634,720	2.8
Machinery-Diversified	653,692	2.8
Metal Fabricate/Hardware	290,074	1.3
Miscellaneous Manufacturing	1,077,227	4.7
Summary by Industry Group	Value	% of Net Assets
Pharmaceuticals	$297,124	1.3%
Private Equity	157,659	0.7
REITS	339,732	1.5
Retail	564,315	2.4
Semiconductors	987,110	4.3
Software	4,904,632	21.3
Total Common Stocks	22,328,140	97.0
Rights
Pharmaceuticals	15,826	0.1
Total Rights	15,826	0.1
Warrants
Holding Companies-Diversified	556	0.0
Total Warrants	556	0.0
Short-Term Investments
Money Market Fund	842,021	3.7
Total Short-Term Investments	842,021	3.7
Total Investments	23,186,543	100.8
Liabilities in Excess of Other Assets	(178,428)	(0.8)
Total Net Assets	$23,008,115	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2022. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,328,140	$—	$—	$22,328,140
Rights	—	—	15,826	15,826
Warrants	556	—	—	556
Short-Term Investments	842,021	—	—	842,021
Total Investments in Securities	$23,170,717	$—	$15,826	$23,186,543

During the six months ended March 31, 2022 there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2022 (unaudited)

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of March 31, 2022:

Investments	Balance as of September 30, 2021	Purchase of Investments(1)	Proceeds from Sale of Investments(2)	Net Realized Gain (Loss) on Investments	Amortization of Premium and Accretion of Discount	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of March 31, 2022
Rights
Pharmaceuticals	$—	$15,826	$—	$—	$—	$—	$15,826
Total Investments	$—	$15,826	$—	$—	$—	$—	$15,826

(1)   Includes acquisitions related to corporate actions.

(2)   Includes return of capital.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2022:

Investments	Fair Value as of March 31, 2022	Valuation Techniques	Unobservable Inputs	Discount Rate/Price(1)	Impact on Valuation from an Increase in Input
Rights
Pharmaceuticals
Flexion Therapeutics, Inc.	$15,826	Discounted Future Cash Flows	Discount Rate	35%	Decrease

Total Investments	$15,826

(1)   As there was no range for each significant unobservable input, weighted average is not reported.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2022 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Assets:
Investments, at value (cost $304,845,234 and $24,627,553, respectively)	$303,643,340	$23,186,543
Cash	4,025	—
Receivables:
Interest	2,180,902	22
Dividends	432,107	3,173
Fund shares sold	315,807	39,357
Investments sold	—	187,904
Prepaid expenses	92,777	35,088
Total assets	306,668,958	23,452,087
Liabilities:
Payables:
Capital shares redeemed	1,281,988	88,551
Management fee (see note 3)	195,270	5,228
Transfer agent fees and expenses	101,359	9,055
Accounting and administrative fees	39,113	9,126
Distribution fees	32,052	1,761
Professional fees	13,714	10,473
Custody fees	5,561	2,159
Investments purchased	—	316,471
Accrued other expenses	11,289	1,148
Total liabilities	1,680,346	443,972
Net assets	$304,988,612	$23,008,115
Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$307,178,792	$25,774,353
Total accumulated deficit	(2,190,180)	(2,766,238)
Net assets	$304,988,612	$23,008,115
Net assets:
Class I	$242,904,927	$14,156,316
Class A	32,680,903	8,851,799
Class C	29,402,782	—
Shares outstanding:
Class I	13,733,737	1,097,662
Class A	1,839,900	689,965
Class C	1,647,398	—
Net asset value per share:
Class I	$17.69	$12.90
Class A	17.76	12.83
Maximum offering price per share(1)	18.60	13.43
Class C	17.85	—

(1)   Include a sales charge of 4.50%.
See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended March 31, 2022 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Investment income:
Interest income	$5,078,989	$57
Dividend income	3,384,752	22,748
Total investment income	8,463,741	22,805
Expenses:
Management fee (see note 3)	1,194,124	142,408
Transfer agent fees and expenses	237,856	33,970
Accounting and administrative fees	124,564	31,173
Professional fees	90,036	16,344
Trustee fees (see note 9)	52,057	2,909
Registration fees	34,875	18,878
Chief financial officer fees (see note 9)	25,779	2,213
Chief compliance officer fees (see note 9)	22,097	1,898
Shareholder reporting fees	21,030	3,149
Insurance expense	19,372	982
Custody fees	16,848	11,596
Distribution fees Class C (see note 4)	155,197	—
Distribution fees Class A (see note 4)	42,407	12,790
Other expenses	8,674	10,941
Total expenses:	2,044,916	289,251
Expenses waived by adviser (see note 3)	—	(82,269)
Net expenses	2,044,916	206,982
Net investment income (loss)	6,418,825	(184,177)
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	90,319	(875,912)
Net change in unrealized depreciation on:
Investments	(23,532,619)	(6,349,348)
Net realized and unrealized loss	(23,442,300)	(7,225,260)
Net decrease in net assets resulting from operations	$(17,023,475)	$(7,409,437)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Granahan Small Cap Advantage Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$6,418,825	$12,058,560	$(184,177)	$(281,089)
Net realized gain (loss)	90,319	1,075,306	(875,912)	2,910,180
Net change in unrealized appreciation (depreciation)	(23,532,619)	16,704,443	(6,349,348)	3,223,481
Net increase (decrease) in net assets resulting from operations	(17,023,475)	29,838,309	(7,409,437)	5,852,572

Distributions to shareholders:
Class I	(5,230,752)	(9,456,926)	(1,529,219)	(12,281)
Class A	(656,972)	(1,277,688)	(973,921)	(18,110)
Class C	(479,720)	(943,251)	—	—
Total distributions to shareholders	(6,367,444)	(11,677,865)	(2,503,140)	(30,391)

Capital transactions:
Proceeds from shares sold:
Class I	31,389,413	86,702,707	4,994,068	12,831,409
Class A	5,982,223	7,149,588	1,210,575	3,632,177
Class C	1,481,024	4,760,601	—	—
Reinvestment of distributions:
Class I	4,216,756	7,437,140	1,350,562	10,465
Class A	543,880	937,801	886,159	17,366
Class C	399,051	792,767	—	—
Cost of shares redeemed:
Class I	(29,492,824)	(70,272,154)	(2,208,314)	(2,212,828)
Class A	(5,242,123)	(10,730,844)	(1,599,741)	(3,049,379)
Class C	(2,196,556)	(5,138,058)	—	—
Net increase in net assets from capital transactions	7,080,844	21,639,548	4,633,309	11,229,210
Total increase (decrease) in net assets	(16,310,075)	39,799,992	(5,279,268)	17,051,391

Net assets:
Beginning of period	321,298,687	281,498,695	28,287,383	11,235,992
End of period	$304,988,612	$321,298,687	$23,008,115	$28,287,383

Capital share transactions:
Shares sold:
Class I	1,698,096	4,606,702	311,869	696,337
Class A	318,925	377,456	88,004	210,308
Class C	78,928	251,180	—	—
Shares reinvested:
Class I	229,410	396,301	87,133	612
Class A	29,467	49,824	57,431	1,017
Class C	21,511	41,885	—	—
Shares redeemed:
Class I	(1,613,805)	(3,752,259)	(152,296)	(120,891)
Class A	(284,554)	(571,411)	(101,462)	(170,968)
Class C	(117,824)	(272,688)	—	—
Net increase from capital share transactions	360,154	1,126,990	290,679	616,415

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Destra Flaherty & Crumrine Preferred and Income Fund
Period ending September 30,	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(3),(4)	Ratios to average net assets(1)			Net assets, end of period (in thousands)	Portfolio turnover rate(4)
											Gross expenses	Net expenses(5)	Net investment income(5)
Class I
2022(6)	$19.03	$0.38	$(1.34)	$(0.96)	$(0.38)	$—	$(0.38)	$—	$17.69	(5.10)%	1.16%	1.16%	4.16%	$242,905	4%
2021	17.87	0.79	1.14	1.93	(0.77)	—	(0.77)	—	19.03	10.92	1.14	1.14	4.20	255,392	15
2020	18.41	0.82	(0.44)	0.38	(0.81)	(0.11)	(0.92)	—	17.87	2.22	1.17	1.17	4.61	217,420	19
2019	17.73	0.84	0.86	1.70	(0.86)	(0.16)	(1.02)	—	18.41	10.13	1.22	1.22	4.75	194,583	18
2018	18.68	0.83	(0.83)	0.00	(0.85)	(0.10)	(0.95)	—	17.73	0.02	1.18	1.18	4.59	158,002	7
2017	18.14	0.82	0.53	1.35	(0.81)	—	(0.81)	—	18.68	7.70	1.25	1.25	4.48	194,525	18
Class A
2022(6)	19.11	0.36	(1.35)	(0.99)	(0.36)	—	(0.36)	—	17.76	(5.25)	1.41	1.41	3.91	32,681	4
2021	17.94	0.75	1.14	1.89	(0.72)	—	(0.72)	—	19.11	10.66	1.39	1.39	3.96	33,941	15
2020	18.48	0.77	(0.43)	0.34	(0.77)	(0.11)	(0.88)	—	17.94	1.96	1.42	1.42	4.34	34,444	19
2019	17.79	0.80	0.87	1.67	(0.82)	(0.16)	(0.98)	—	18.48	9.88	1.47	1.47	4.51	34,088	18
2018	18.75	0.79	(0.85)	(0.06)	(0.80)	(0.10)	(0.90)	—	17.79	(0.29)	1.43	1.43	4.29	31,021	7
2017	18.20	0.77	0.55	1.32	(0.77)	—	(0.77)	—	18.75	7.46	1.50	1.50	4.24	67,639	18
Class C
2022(6)	19.20	0.29	(1.35)	(1.06)	(0.29)	—	(0.29)	—	17.85	(5.58)	2.16	2.16	3.15	29,403	4
2021	18.02	0.61	1.15	1.76	(0.58)	—	(0.58)	—	19.20	9.85	2.14	2.14	3.21	31,966	15
2020	18.56	0.65	(0.45)	0.20	(0.63)	(0.11)	(0.74)	—	18.02	1.20	2.17	2.17	3.60	29,634	19
2019	17.87	0.67	0.87	1.54	(0.69)	(0.16)	(0.85)	—	18.56	9.02	2.22	2.22	3.76	29,065	18
2018	18.83	0.66	(0.85)	(0.19)	(0.67)	(0.10)	(0.77)	—	17.87	(1.02)	2.17	2.17	3.60	29,932	7
2017	18.28	0.64	0.54	1.18	(0.63)	—	(0.63)	—	18.83	6.64	2.25	2.25	3.51	32,764	18

(1)   Annualized for periods less than one year.

(2)   Based on average shares outstanding during the period.

(3)   Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)   Not annualized for periods less than one year.

(5)   The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(6)   For the six months ended March 31, 2022 (Unaudited).

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated (continued)
Destra Granahan Small Cap Advantage Fund
Period ending September 30,	Net asset value, beginning of period	Net investment (loss)(2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Redemption fees	Net asset value, end of period	Total return(3),(4)	Ratios to average net assets(1)			Net assets, end of period (in thousands)	Portfolio turnover rate(4)
											Gross expenses(5)	Net expenses(6)	Net investment (loss)(6)
Class I
2022(7)	$18.93	$(0.10)	$(4.34)	$(4.44)	$—	$(1.59)	$(1.59)	$—	$12.90	(24.86)%	2.14%	1.50%	(1.32)%	$14,156	36%
2021	12.77	(0.23)	6.42	6.19	(0.02)	(0.01)	(0.03)	—	18.93	48.55	2.26	1.50	(1.28)	16,105	49
2020	9.25	(0.13)	3.65	3.52	—	—	—	—	12.77	38.05	6.49	1.50	(1.22)	3,512	85
2019(8)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	—	9.25	(7.50)	35.78	1.50	(0.95)	1,093	86
Class A
2022(7)	18.86	(0.12)	(4.32)	(4.44)	—	(1.59)	(1.59)	—	12.83	(24.96)	2.39	1.75	(1.57)	8,852	36
2021	12.75	(0.27)	6.41	6.14	(0.02)	(0.01)	(0.03)	—	18.86	48.16	2.51	1.75	(1.54)	12,182	49
2020	9.26	(0.17)	3.66	3.49	—	—	—	—	12.75	37.69	6.74	1.75	(1.47)	7,724	85
2019(8)	10.00	(0.02)	(0.72)	(0.74)	—	—	—	—	9.26	(7.40)	36.03	1.75	(1.19)	220	86

____________

(1)    Annualized for periods less than one year.

(2)   Based on average shares outstanding during the period.

(3)   Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)   Not annualized for periods less than one year.

(5)   For the periods ended September 30, 2020 and September 30, 2021, gross expenses ratios are inclusive of deferred service provider fees. For the period ended September 30, 2020, gross expense ratios excluding deferred service provider fees would have been 5.18% and 5.43% for Class I and Class A, respectively. For the period ended September 30, 2021, gross expense ratios excluding deferred service provider fees would have been 1.78% and 2.03% for Class I and Class A, respectively (see Note 3).

(6)   The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).

(7)   For the six months ended March 31, 2022 (Unaudited).

(8)   Commenced operations on August 9, 2019.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2022 (Unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010 as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series of diversified portfolios (collectively, the “Funds” and each individually a “Fund”): Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”), which commenced operations on April 12, 2011, and Destra Granahan Small Cap Advantage Fund (“Small Cap Advantage Fund”), which commenced operations on August 8, 2019. The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Small Cap Advantage Fund’s investment objective is to seek long-term capital appreciation. The Preferred and Income Fund currently offers three classes of shares, Classes A, C, and I. The Small Cap Advantage Fund currently offers two classes of shares, Classes A and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies under U.S. GAAP and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value (“NAV”), the Funds value these securities at fair value as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.

Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with FASB ASC Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ valuation policies and procedures are approved by the Board.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Funds deposit cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. The Preferred and Income Fund expects to pay monthly income distributions and the Small Cap Advantage Fund expects to pay annual income distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

The Funds have entered into an Investment Management Agreement (“the Agreement”) with Destra Capital Advisors LLC (“Destra”). Effective February 11, 2021, (the “Effective Date”) the Preferred and Income Fund entered into a new Investment Management Agreement (“the new Agreement”) with DFC Preferred Advisors LLC (“DFC”). As of the effective date, DFC replaces Destra as the Advisor to the Preferred and Income Fund.

Subject to the oversight of the Trust’s Board, Destra and DFC (collectively, the “Advisers” and each individually an “Adviser”) are responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s respective investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% and 1.10% respectively, of the average daily net assets of the Preferred and Income Fund and Small Cap Advantage Fund. Management fees paid by the Funds for the six months ended March 31, 2022 are disclosed in the Statement of Operations. The Preferred and Income Fund paid management fees totaling $1,194,124 to DFC for the six months ended March 31, 2022. During the six months ended March 31, 2022, the Small Cap Advantage Fund paid management fees totaling $142,408 to Destra.

The Trust and the Adviser have entered into an expense limitation agreement where the Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Preferred and Income Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively, and 1.75%, and 1.50% of the Small Cap Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until January 28, 2031, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the six months ended March 31, 2022, expenses totaling $82,269 were waived by Destra for the Small Cap Advantage Fund and no expenses were waived by DFC for the Preferred and Income Fund. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

The following amounts are subject to recapture by Destra by the following dates:

Small Cap Advantage Fund
September 30, 2022	$46,694
September 30, 2023	211,052
September 30, 2024	225,041

Sub-Advisory Agreements

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Small Cap Advantage Fund has retained Granahan Investment Management, Inc. (“Granahan”) to serve as its investment sub-adviser.

DFC has agreed to pay from its own assets an annualized sub-advisory fee, quarterly, to Flaherty an amount equal to one half of the net management fees collected by DFC, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by DFC in respect of the Preferred and Income Fund.

Destra has agreed to pay from its own assets an annualized sub-advisory fee, monthly, to Granahan an amount equal to one half of the net advisory fees collected by Destra, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by Destra in respect of the Small Cap Advantage Fund.

Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

Other Service Providers

UMBFS serves as each Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as each Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A Shares and the Preferred and Income Fund’s Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 1.00% of the average daily net assets of the Preferred and Income Fund’s C Shares, respectively. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Funds are authorized to make payments to Destra Capital Investments, LLC, the Funds’ distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

Each Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of each Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Funds have no examinations in progress during the six months ended March 31, 2022. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of each Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on each Fund’s reported net assets or results of operations as of and during the period ended March 31, 2022. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2021, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Cost of investments	$297,322,834	$23,618,303
Gross unrealized appreciation	23,514,835	6,750,042
Gross unrealized depreciation	(415,427)	(2,106,702)
Net unrealized appreciation	23,099,408	4,643,340

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share.

Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

For the year ended September 30, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings as follows:

	Paid-in Capital	Distributable Earnings
Preferred and Income Fund	$(3,287)	$3,287
Small Cap Advantage Fund	1	(1)

As of September 30, 2021, the components of distributable earnings on a tax basis were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Undistributed ordinary income	$223,499	$810,272
Undistributed long-term capital gains	—	1,692,727
Tax distributable earnings	223,499	2,502,999
Accumulated capital and other losses	(2,122,168)	—
Temporary book and tax differences	—	—
Unrealized appreciation on investments	23,099,408	4,643,340
Total distributable earnings	$21,200,739	$7,146,339

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ending September 30, 2021, the Preferred and Income Fund and Small Cap Advantage Fund had no qualified post-October capital losses or qualified late year ordinary losses.

The tax character of distributions paid during the years ended September 30, 2021 and 2020 were as follows:

	Preferred and Income Fund		Small Cap Advantage Fund
	2021	2020	2021	2020
Distributions paid from:
Ordinary income	$11,677,865	$12,326,533	$18,814	$—
Net long-term capital gains	—	1,525,485	11,577	—
Total distributions paid	$11,677,865	$13,852,018	$30,391	$—

At September 30, 2021, the Funds had accumulated capital loss carry forwards as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Short-term	$1,321,832	$—
Long-term	800,336	—
Total	$2,122,168	$—

To the extent that the Funds may realize future net capital gains, those gains will be offset by any unused capital loss carry forwards. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Preferred and Income Fund and Small Cap Advantage Fund utilized $0 and $161,647, respectively, of their capital loss carry forward during the year ended September 30, 2021.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Preferred and Income Fund	$23,056,533	$11,291,183
Small Cap Advantage Fund	11,304,118	9,158,483

Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Funds’ Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or their authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Preferred and Income Fund’s Prospectus. For the six months ended March 31, 2022, the total CDSC received by affiliates in the Preferred and Income Fund amounted to $1,635.

For the six months ended March 31, 2022, various broker dealers received $130,092 and $36,419 of sales charges from Shares sold of the Preferred and Income Fund and Small Cap Advantage Fund, respectively. Sales charges from Shares sold of the Funds received by affiliates amounted to $15,559 and $4,943 for the Preferred and Income Fund and Small Cap Advantage Fund, respectively.

8. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Credit and Counterparty Risk — Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk — The Preferred and Income Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; and volatile interest rates.

Interest Rate Risk — If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by a Fund will fall.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Funds invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Funds’ management will underperform the markets, the relevant indices or the securities selected by other Funds with similar investment objectives and investment strategies. This means you may lose money.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Smaller Companies Risk — The Small Cap Advantage Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

Notes to Financial Statements (continued)
March 31, 2022 (Unaudited)

9. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust’s, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as the Trust’s Chief Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund pays a portion of these fees on a pro rata basis according to each Fund’s average net assets. Service fees paid by the Trust for the six months ended March 31, 2022 are disclosed in the Statement of Operations as chief financial officer fees.

The Trust’s Chief Compliance Officer monitors and tests the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Each Fund pays a portion of these fees on a pro rata basis according to each Fund’s average net assets. Cory Gossard, an employee of PINE, serves as the Chief Compliance Officer of the Trust. Consequently, the fees paid by the Trust for the six months ended March 31, 2022, as disclosed in the Statement of Operations.

10. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were issued and determined that there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

Additional Information
March 31, 2022 (Unaudited)

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2021, the Preferred and Income Fund and Small Cap Advantage Fund had 76% and 0%, respectively, of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2021, the Preferred and Income Fund and Small Cap Advantage Fund had 100% and 0%, respectively, of dividends paid from net investment income designated as qualified dividend income.

Long-term Capital Gains — For the period ended September 30, 2021, pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Preferred and Income Fund and Small Cap Advantage Fund designate $0 and $11,577, respectively, as long-term capital gain distributions.

Proxy Voting — Policies and procedures that the Funds use to determine how to vote proxies as well as information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434 or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or its predecessor Form N-Q). The Funds’ Form N-PORT (or its predecessor Form N-Q) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Liquidity Risk Management — The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. Assessment and management of each Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments. The Funds’ Board approved the appointment of the Liquidity Risk Management Committee as the Program’s administrator to carry out the specific responsibilities set forth in the Program, including reporting to the Board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage each Fund’s liquidity risk.

Trust Information

Board of Trustees	Officers	Investment Advisers
John S. Emrich	Robert A. Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffrey S. Murphy
Nicholas Dalmaso	Derek Mullins	DFC Preferred Advisors LLC
	Chief Financial Officer and Treasurer	Bozeman, MT

	Cory Gossard	Sub-Advisers
	Chief Compliance Officer	Flaherty & Crumrine Inc.
Pasadena, CA
Marcie McVeigh
	Assistant Treasurer	Granahan Investment Management Inc.
Waltham, MA
Jake Schultz
	Secretary	Distributor
Destra Capital Investments LLC
	Ken Merritt	Bozeman, MT
Assistant Secretary
Custodian
UMB Bank, N.A.
Kansas City, MO

Administrator, Accounting Agent, and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your Shares of the Trust?

•       If your Shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/6/2022

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/6/2022